FAIR VALUE MEASUREMENTS - Additional Information (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Assets Held-in-trust, Noncurrent	$ 83,421,902	$ 230,158,259	$ 230,091,362
Stock price trigger for redemption of public warrants (in dollars per share)	$ 18.00
Public Warrant.
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock price trigger for redemption of public warrants (in dollars per share)	$ 18.00	$ 18.00
Cash [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Assets Held-in-trust, Noncurrent	$ 83,421,902	$ 598	82
U.S. Treasury Securities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Assets Held-in-trust, Noncurrent		$ 230,157,661	$ 230,091,280